BANK DEBT (Restructuring of Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Jun. 25, 2008 2006 Restructuring Agreement [Member]
Debt Restructuring [Line Items]
Amount of debt forgiveness under the 2006 restructuring agreement						$ 25,000
Repayments of Long-term Debt	15,133	10,000	8,000
Debt forgiven	$ 4,300
LIBOR spread for debt principal payments				1.50%	5.25%